Average Annual Total Returns	0 Months Ended
Apr. 30, 2012
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO All Asset Portfolio) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.22%
5 Years	7.48%
Since Inception	7.62%
Inception Date	Apr. 30, 2003
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO All Asset Portfolio) | Barclays Capital U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	5.63%
Inception Date	Apr. 30, 2003
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO All Asset Portfolio) | Administrative Class
Average Annual Return:
1 Year	1.95%
5 Years	5.03%
Since Inception	6.70%
Inception Date	Apr. 30, 2003
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
5 Years	(2.07%)
Since Inception	1.74%
Inception Date	Jun. 30, 2004
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Administrative Class
Average Annual Return:
1 Year	(7.56%)
5 Years	2.45%
Since Inception	4.46%
Inception Date	Jun. 30, 2004
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Emerging Markets Bond Portfolio) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.46%
5 Years	8.08%
Since Inception	11.92%
Inception Date	Sep. 30, 2002
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Emerging Markets Bond Portfolio) | Administrative Class
Average Annual Return:
1 Year	6.32%
5 Years	7.06%
Since Inception	12.32%
Inception Date	Sep. 30, 2002
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	6.57%
Since Inception	5.56%
Inception Date	Apr. 30, 2008
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	8.53%
Since Inception	7.61%
Inception Date	Apr. 30, 2008
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	4.47%
5 Years	4.62%
10 Years	4.59%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Administrative Class
Average Annual Return:
1 Year	6.76%
5 Years	6.25%
10 Years	5.44%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	7.58%
Since Inception	7.94%
Inception Date	Jan. 10, 2002
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	7.56%
5 Years	8.83%
Since Inception	8.57%
Inception Date	Jan. 10, 2002
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Multi-Asset Portfolio) | 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(0.01%)
Since Inception	11.45%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Multi-Asset Portfolio) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	13.46%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Multi-Asset Portfolio) | Administrative Class
Average Annual Return:
1 Year	(1.73%)
Since Inception	10.31%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO High Yield Portfolio) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.40%
5 Years	6.84%
10 Years	7.94%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO High Yield Portfolio) | Administrative Class
Average Annual Return:
1 Year	3.34%
5 Years	5.61%
10 Years	7.09%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Barclays Capital Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
5 Years	11.00%
10 Years	8.95%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Administrative Class
Average Annual Return:
1 Year	27.83%
5 Years	11.92%
10 Years	9.35%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Low Duration Portfolio) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Low Duration Portfolio) | Administrative Class
Average Annual Return:
1 Year	1.11%
5 Years	5.22%
10 Years	4.22%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Money Market Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Money Market Portfolio) | Lipper Money Market Fund Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.02%
5 Years	1.48%
10 Years	1.72%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Money Market Portfolio) | Administrative Class
Average Annual Return:
1 Year	0.06%
5 Years	1.45%
10 Years	1.76%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Real Return Portfolio) | Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.56%
5 Years	7.95%
10 Years	7.57%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Real Return Portfolio) | Administrative Class
Average Annual Return:
1 Year	11.66%
5 Years	8.00%
10 Years	7.75%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Short-Term Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Short-Term Portfolio) | Administrative Class
Average Annual Return:
1 Year	0.51%
5 Years	2.88%
10 Years	2.75%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Total Return Portfolio) | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Total Return Portfolio) | Administrative Class
Average Annual Return:
1 Year	3.61%
5 Years	7.80%
10 Years	6.41%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO All Asset Portfolio) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.22%
5 Years	7.48%
Since Inception	7.43%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO All Asset Portfolio) | Barclays Capital U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	6.07%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO All Asset Portfolio) | Institutional Class
Average Annual Return:
1 Year	2.08%
5 Years	5.18%
Since Inception	5.01%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	4.47%
5 Years	4.62%
10 Years	4.59%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	6.91%
5 Years	6.40%
10 Years	5.59%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	7.58%
Since Inception	7.20%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	7.72%
5 Years	8.99%
Since Inception	8.22%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO High Yield Portfolio) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.40%
5 Years	6.84%
Since Inception	8.67%
Inception Date	Jul. 01, 2002
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO High Yield Portfolio) | Institutional Class
Average Annual Return:
1 Year	3.49%
5 Years	5.76%
Since Inception	8.15%
Inception Date	Jul. 01, 2002
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Barclays Capital Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
5 Years	11.00%
10 Years	8.95%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Institutional Class
Average Annual Return:
1 Year	28.02%
5 Years	12.08%
10 Years	9.51%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Low Duration Portfolio) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Low Duration Portfolio) | Institutional Class
Average Annual Return:
1 Year	1.26%
5 Years	5.38%
10 Years	4.37%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Money Market Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Money Market Portfolio) | Lipper Money Market Fund Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.02%
5 Years	1.48%
10 Years	1.72%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Money Market Portfolio) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.51%
10 Years	1.87%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Real Return Portfolio) | Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.56%
5 Years	7.95%
10 Years	7.57%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Real Return Portfolio) | Institutional Class
Average Annual Return:
1 Year	11.83%
5 Years	8.16%
10 Years	7.91%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Short-Term Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Short-Term Portfolio) | Institutional Class
Average Annual Return:
1 Year	0.66%
5 Years	3.03%
10 Years	2.91%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Total Return Portfolio) | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Total Return Portfolio) | Institutional Class
Average Annual Return:
1 Year	3.76%
5 Years	7.96%
10 Years	6.56%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset Portfolio) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.22%
5 Years	7.48%
Since Inception	7.63%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset Portfolio) | Barclays Capital U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	5.73%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset Portfolio) | Advisor Class
Average Annual Return:
1 Year	1.92%
5 Years	4.94%
Since Inception	6.29%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset Portfolio) | Class M
Average Annual Return:
1 Year	1.66%
5 Years	4.71%
Since Inception	6.06%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(13.32%)
5 Years	(2.07%)
Since Inception	(0.65%)
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Advisor Class
Average Annual Return:
1 Year	(7.54%)
5 Years	2.38%
Since Inception	2.30%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Emerging Markets Bond Portfolio) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	8.46%
5 Years	8.08%
Since Inception	8.47%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Emerging Markets Bond Portfolio) | Advisor Class
Average Annual Return:
1 Year	6.21%
5 Years	6.95%
Since Inception	7.50%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	6.57%
Since Inception	8.32%
Inception Date	Mar. 31, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Advisor Class
Average Annual Return:
1 Year	8.42%
Since Inception	9.91%
Inception Date	Mar. 31, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Bond Portfolio (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	7.58%
Since Inception	7.47%
Inception Date	Oct. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Bond Portfolio (Unhedged)) | Advisor Class
Average Annual Return:
1 Year	7.45%
5 Years	8.72%
Since Inception	8.48%
Inception Date	Oct. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Multi-Asset Portfolio) | 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(0.01%)
Since Inception	11.45%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Multi-Asset Portfolio) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	13.46%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Multi-Asset Portfolio) | Advisor Class
Average Annual Return:
1 Year	(1.80%)
Since Inception	10.23%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO High Yield Portfolio) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.40%
5 Years	6.84%
Since Inception	7.16%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO High Yield Portfolio) | Advisor Class
Average Annual Return:
1 Year	3.24%
5 Years	5.50%
Since Inception	5.90%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Long-Term U.S. Government Portfolio) | Barclays Capital Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
Since Inception	14.08%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Long-Term U.S. Government Portfolio) | Advisor Class
Average Annual Return:
1 Year	27.71%
Since Inception	14.67%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Low Duration Portfolio) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
Since Inception	3.82%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Low Duration Portfolio) | Advisor Class
Average Annual Return:
1 Year	1.01%
5 Years	5.13%
Since Inception	5.11%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Real Return Portfolio) | Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.56%
5 Years	7.95%
Since Inception	6.86%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Real Return Portfolio) | Advisor Class
Average Annual Return:
1 Year	11.56%
5 Years	7.90%
Since Inception	6.73%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Short-Term Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
Since Inception	0.10%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Short-Term Portfolio) | Advisor Class
Average Annual Return:
1 Year	0.41%
Since Inception	1.31%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Total Return Portfolio) | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Since Inception	6.25%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Total Return Portfolio) | Advisor Class
Average Annual Return:
1 Year	3.50%
5 Years	7.69%
Since Inception	7.11%
Inception Date	Feb. 28, 2006